FINANCIAL INSTRUMENTS - Liquidity risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp 94,236	Rp 72,326
Liquidity risk
FINANCIAL RISK MANAGEMENT
Financial liabilities	94,236	72,326
Contractual cash flow	(110,334)	(88,459)
Liquidity risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	14,324	15,214
Contractual cash flow	(14,324)	(15,214)
Liquidity risk | Accrued expenses
FINANCIAL RISK MANAGEMENT
Financial liabilities	12,761	12,769
Contractual cash flow	(12,761)	(12,769)
Liquidity risk | Two-step loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	736	949
Contractual cash flow	(804)	(1,075)
Liquidity risk | Bonds and notes
FINANCIAL RISK MANAGEMENT
Financial liabilities	9,958	10,481
Contractual cash flow	(17,454)	(19,050)
Liquidity risk | Bank loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	35,306	27,263
Contractual cash flow	(40,732)	(33,376)
Liquidity risk | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Financial liabilities		3,145
Contractual cash flow		(3,764)
Liquidity risk | Other borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	3,740	2,244
Contractual cash flow	(4,534)	(2,905)
Liquidity risk | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	17,217
Contractual cash flow	(19,502)
Liquidity risk | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	194	261
Contractual cash flow	(223)	(306)
Liquidity risk | Less than one year
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(52,355)	(41,783)
Liquidity risk | Less than one year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(14,324)	(15,214)
Liquidity risk | Less than one year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(12,761)	(12,769)
Liquidity risk | Less than one year | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(222)	(242)
Liquidity risk | Less than one year | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,402)	(1,562)
Liquidity risk | Less than one year | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(15,956)	(10,441)
Liquidity risk | Less than one year | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(1,049)
Liquidity risk | Less than one year | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(926)	(490)
Liquidity risk | Less than one year | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,752)
Liquidity risk | Less than one year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(12)	(16)
Liquidity risk | 1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(15,303)	(14,384)
Liquidity risk | 1-2 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(196)	(232)
Liquidity risk | 1-2 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,231)	(3,436)
Liquidity risk | 1-2 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(8,495)	(9,165)
Liquidity risk | 1-2 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(945)
Liquidity risk | 1-2 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,082)	(570)
Liquidity risk | 1-2 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,247)
Liquidity risk | 1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(52)	(36)
Liquidity risk | 2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(11,998)	(6,777)
Liquidity risk | 2-3 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(154)	(205)
Liquidity risk | 2-3 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,817)	(1,231)
Liquidity risk | 2-3 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,435)	(3,991)
Liquidity risk | 2-3 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(781)
Liquidity risk | 2-3 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,010)	(533)
Liquidity risk | 2-3 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,529)
Liquidity risk | 2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(53)	(36)
Liquidity risk | 3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(10,693)	(7,405)
Liquidity risk | 3-4 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(132)	(159)
Liquidity risk | 3-4 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(507)	(2,817)
Liquidity risk | 3-4 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,417)	(3,220)
Liquidity risk | 3-4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(605)
Liquidity risk | 3-4 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(948)	(495)
Liquidity risk | 3-4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,636)
Liquidity risk | 3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(53)	(109)
Liquidity risk | After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(19,985)	(18,110)
Liquidity risk | After 4 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(100)	(237)
Liquidity risk | After 4 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(9,497)	(10,004)
Liquidity risk | After 4 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(5,429)	(6,559)
Liquidity risk | After 4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(384)
Liquidity risk | After 4 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(568)	(817)
Liquidity risk | After 4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,338)
Liquidity risk | After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	Rp (53)	Rp (109)